EXHIBIT 99.2

John Deere Owner Trust 2015

Statement to Certificateholders

$298,600,000 Class A-1 0.27000% Asset Backed Notes due April 01, 2016

$295,000,000 Class A-2A 0.87% Asset Backed Notes due February 15, 2018

$70,000,000 Class A-2B Floating Rate Asset Backed Notes due February 15, 2018

$250,000,000 Class A-3 1.32% Asset Backed Notes due June 17, 2019

$82,225,000 Class A-4 1.65% Asset Backed Notes due December 15, 2021

$25,534,183 Asset Backed Certificates

One-Month LIBOR as of the LIBOR Determination Date:			0.19575%
Class A-2B interest rate:			0.46575%

Payment Date:			16-Nov-15

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$43,190,390.86
		per $1,000 original principal amount:	$144.64

	(b)	Class A-2A Notes:	$968,869.03
		per $1,000 original principal amount:	$3.28

	(c)	Class A-2B Notes:	$229,901.13
		per $1,000 original principal amount:	$3.28

	(d)	Class A-3 Notes:	$(0.00)
		per $1,000 original principal amount:	$(0.00)

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(g)	Total:	$44,389,161.02

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$10,365.69
		per $1,000 original principal amount:	$0.03

		(ii) Class A-2A Notes:	$213,875.00
		per $1,000 original principal amount:	$0.73

		(iii) Class A-2B Notes:	$28,980.00
		per $1,000 original principal amount:	$0.41

		(iv) Class A-3 Notes:	$275,000.00
		per $1,000 original principal amount:	$1.10

		(v) Class A-4 Notes:	$113,059.38
		per $1,000 original principal amount:	$1.38

		(vi) Total:	$641,280.07

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$731,619,203.14

	(b)	Note Value at end of related Collection Period:	$721,560,412.70

	(c)	Pool Face Amount at the end of related Collection Period:	$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$294,031,130.97
		(ii)	A-2A Note Pool Factor:	0.9967157

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$69,770,098.87
		(ii)	A-2B Note Pool Factor:	0.9967157

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$82,225,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(f)	(i)	Certificate Balance:	$25,534,183.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$646,705.18
		(i)	per $1,000 original principal amount:	$0.62
	(b)	Amount of Servicing Fee earned:		$646,705.18
	(c)	Amount of Servicing Fee paid:		$646,705.18
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,213,592.00
	(ii)	Specified Reserve Account Balance:		$10,213,592.00

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$6,704,909.83
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.92%

(11)	(i)	Aggregate amount of net losses for the collection period:		$138,484.46
	(ii)	Cumulative amount of net losses:		$357,098.21
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.03%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$1,205,873.17
		(ii)	% of Pool Balance:	0.16%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%